Investment in material joint ventures	12 Months Ended
Dec. 31, 2019
Disclosure of material joint ventures [abstract]
Investment in material joint ventures

12. Investment in material joint venture

Investment in material joint venture is comprised of the Group’s approximate 42% investment in Trivium which is a global leader in metal packaging in the form of cans and aerosol containers, serving a broad range of end-use categories, including food, seafood, pet food and nutrition, as well as beauty and personal care. The Group investment in Trivium arose from the combination of its Food & Specialty Metal Packaging business with that of Exal, a leading producer of aluminum containers. The remaining approximate 58% is held by Ontario Teachers. As the Group jointly controls both the financial and operating policy decisions of Trivium, the investment is accounted for under the equity method. The shareholders of Trivium have entered into a Shareholders Agreement, dated October 31, 2019, which governs their relationship as owners of Trivium, including in respect of the governance of Trivium and its subsidiaries, their ability to transfer their shares in Trivium and other customary matters. Trivium Packaging B.V. is incorporated in the Netherlands, with corporate offices in Amsterdam.

The following table provides aggregated financial information for Trivium as it relates to the amounts recognized in the income statement, statement of comprehensive income and statement of financial position.

Year ended December 31,
2019
$'m
Investment in joint venture	375
Loss for the period	(49)
Other comprehensive income	7
Total comprehensive loss	(42)

Summarized financial information for Trivium for the two months ended and as at December 31, 2019 is set out below.

Period ended December 31,
2019
$'m
Revenue	351
Expenses	(408)
Operating loss	(57)
Net finance expense	(56)
Loss before tax	(113)
Income tax	(1)
Loss after tax[1]	(114)

1  The income statement for the two month period ended December 31, 2019 includes $92 million in relation to exceptional items of which $31 million is in respect of exceptional interest expense. Also included is $25 million of non-exceptional interest expense.

At December 31,
2019
$'m
Non-current assets	4,109
Current assets	924
Total assets	5,033

Total equity	875
Non-current liabilities	3,444
Current liabilities	714
Total liabilities	4,158
Total equity and liabilities	5,033

As at December 31, 2019, Trivium had net debt of $2.8 billion.

Trivium management have included a provisional estimate of the fair values at the acquisition date in the above information.

The reconciliation of summarized financial information presented to the carrying amount of the Group’s interest in Trivium is set out below.

2019
$'m
Group's interest in net assets of joint venture - November 1[2]	412
Share of total comprehensive loss	(42)
Exchange	5
Carrying amount of interest in joint venture - December 31	375

2  The Group used a comparable market multiples approach including Adjusted EBITDA multiplied by an earnings multiple (based on comparable market transactions) as adjusted for debt in order to assess the fair value of its 42% initial equity investment in Trivium of $412 million.

Mutual Services Agreement (“MSA”)

The Group has entered into an MSA, with Trivium pursuant to which the  Group and Trivium provide services to each other. The Services generally relate to administrative support in respect of treasury activities, tax reporting, procurement and logistics, R&D, product development and certain IT services. The MSA provides for the sharing of certain facilities leased by the Group in connection with the provision of Services, with appropriate segregations in place between the Group’s entities, on the one hand, and Trivium, on the other hand.